Summary of Credit Quality (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Loans to business and government [Line Items]
Assessment of credit quality	$ 18,448	$ 14,941
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	260,120	273,242
Allowance for loan and acceptances losses	2,751	3,415
Loans and acceptances, net of allowance	257,369	269,827
Business and government [member] | Loans at amortized cost
Loans to business and government [Line Items]
Assessment of credit quality	240,070	255,799
Business and government [member] | Customers' liability under acceptances
Loans to business and government [Line Items]
Assessment of credit quality	18,448	14,941
Business and government [member] | Loans at FVOCI
Loans to business and government [Line Items]
Assessment of credit quality	$ 1,602	$ 2,502